INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Taxes by Tax Jurisdictions

The provision for income taxes by tax jurisdictions for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
	$	$	$
Income (loss) from operations before income tax:

PRC	61,183,507	(111,763,011)	(107,662,760)
Other jurisdictions	(3,882,090)	3,698,354	(9,635,640)
Total income (loss) before income tax	57,301,417	(108,064,657)	(117,298,400)

Schedule of Income Tax Expense (Benefit)
	Years ended December 31,
	2010	2011	2012
	$	$	$

Current income tax benefit (expense):

PRC	(6,367,680)	(822,238)	-
Other jurisdictions	-	(2,866,755)	(339,223)
	(6,367,680)	(3,688,993)	(339,223)

Deferred income tax benefit (expense)

PRC	800,518	17,460,955	(17,231,276)
Other jurisdictions			1,275,278
	800,518	17,460,955	(15,955,998)

Total income tax benefit (expense)	(5,567,162)	13,771,962	(16,295,221)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2010	2011	2012

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	3.9%	1.2%	(0.5)%
Other non-deductible expense for tax purposes	0.2%	(0.1)%	(0.2)%
Effect of tax holiday	(14.2)%	(4.9)%	(5.2)%
Effect of future tax rate change	(5.1)%	(1.6)%	7.8%
50% additional deduction of R&D expense	(0.2)%	0.8%	0.7%
Change in valuation allowance	(0.3)%	(3.4)%	(41.1)%
Others	0.4%	(0.9)%	(0.4)%
	9.7%	16.1%	(13.9)%

Gross tax exemption	$8,154,413	$5,255,781	$6,041,242
Tax holiday per share-basic	$0.03	$0.02	$0.03
Tax holiday per share-diluted	$0.03	$0.02	$0.03

Schedule of Deferred Tax Assets

The principal components of the deferred tax assets are as follows:

	At December 31,
	2011	2012
	$	$
Deferred tax assets:
Depreciation of property, plant and equipment	824,738	1,720,769
Warranty costs	3,564,779	4,231,091
Inventory write-down	1,449,722	932,744
Allowance for doubtful account	4,726,729	13,486,357
Net operating loss carry forwards	17,277,185	39,472,810
Fixed assets impairment	113,017	169,793
Others	268,087	64,535
Gross total deferred tax assets	28,224,257	60,078,099
Valuation allowances	(4,209,947)	(52,895,481)
Net deferred tax assets	24,014,310	7,182,618
Analysis as:
Current	6,416,008	1,727,054
Non-current	17,598,302	5,455,564
Total deferred tax assets	24,014,310	7,182,618

Schedule of Deferred Tax Liabilities
	At December 31,
	2011	2012
	$	$
Deferred tax liabilities:
Derivative assets	(62,285)	-
Intangible assets	(1,769,508)	(956,099)
Total deferred tax liabilities	(1,831,793)	(956,099)
Analysis as:
Current	(786,358)	(518,592)
Non-current	(1,045,435)	(437,507)
Total deferred tax liabilities	(1,831,793)	(956,099)